[DORSEY & WHITNEY LLP LETTERHEAD]

                              KATHLEEN L. PRUDHOMME
                                 (612) 343-7973
                               FAX (612) 340-8730
                        PRUDHOMME.KATHLEEN@DORSEYLAW.COM

                                  March 1, 2000



Securities and Exchange Commission
450 Fifth Street N.W.
Washington, DC 20549



                  Re:      IAI Investment Funds III, Inc.
                           (File Nos. 33-10207, 811-4904)

Dear Sir or Madam:

                  Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, IAI Investment Funds III, Inc. ("Registrant"), certifies that:

                  1. The form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment to Registant's registration statement (Post-Effective Amendment No. 29 filed March 1, 2000); and
                  2. The text of the most recent amendment to the registration statement has been filed electronically.

                                        Very truly yours,

                                        /s/ Kathleen L. Prudhomme

                                        Kathleen L. Prudhomme